Note 11 - Options (Details 2) - $ / shares	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding (in Shares)	555,651
Weighted average exercise price per share	$ 31.75
Number exercisable (in Shares)	544,619	522,106	439,661
Weighted average exercise price per share	$ 32.16	$ 33.00	$ 34.90
Weighted average grant date fair value	16.91	$ 17.90	$ 19.60
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper limit	$ 25
Number outstanding (in Shares)	109,067
Weighted average exercise price per share	$ 17.99
Weighted average remaining contract life (years)	2 years 7 months 28 days
Weighted average grant date fair value	$ 9.75
Number exercisable (in Shares)	98,035
Weighted average exercise price per share	$ 14.14
Weighted average grant date fair value	10.15
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	25
Exercise price range, upper limit	$ 26
Number outstanding (in Shares)	446,584
Weighted average exercise price per share	$ 35.11
Weighted average remaining contract life (years)	1 year 11 months 23 days
Weighted average grant date fair value	$ 29.25
Number exercisable (in Shares)	446,584
Weighted average exercise price per share	$ 35.11
Weighted average grant date fair value	$ 29.25